Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Accrued and other current liabilities consisted of the following at the dates indicated:

	June 30, 2021	December 31, 2020
Prepaid expenses and other current assets:	(Unaudited)
Prepaid insurance	$3,347,172	$49,029
Prepaid manufacturing expenses	1,407,500	—
Other prepaid expenses	341,336	164,772
Prepaid income taxes	51,642	—
Other current assets	—	$26,551
Total accrued and other current liabilities	$5,147,650	$240,352